Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment, promotion, or the closing of an acquisition. We maintain Equity Incentive Committee Award Guidelines, which were adopted in 2024, pursuant to which our Equity Incentive Committee has established consistent dates for the grant of new awards, which shall be no more frequent than once per month, and which shall generally be February 20, May 20, August 20, or November 20 of a particular year, unless otherwise determined by the Equity Incentive Committee. We do not grant awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We maintain Equity Incentive Committee Award Guidelines, which were adopted in 2024, pursuant to which our Equity Incentive Committee has established consistent dates for the grant of new awards, which shall be no more frequent than once per month, and which shall generally be February 20, May 20, August 20, or November 20 of a particular year, unless otherwise determined by the Equity Incentive Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We maintain Equity Incentive Committee Award Guidelines, which were adopted in 2024, pursuant to which our Equity Incentive Committee has established consistent dates for the grant of new awards, which shall be no more frequent than once per month, and which shall generally be February 20, May 20, August 20, or November 20 of a particular year, unless otherwise determined by the Equity Incentive Committee.
MNPI Disclosure Timed for Compensation Value	false